Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about geographical areas segment reporting explanatory [Table Text Block]
	2017	2016
	$	$
Royalties
Canada	72,057	62,677
	1,984
Rest of the World		-
	74,041	62,677
Streams
Canada	11,321	-
	8,430
Rest of the World		-
	19,751	-
Offtakes
Canada	86,303	-
Australia	22,475	-
	10,646
Rest of the World		-
	119,424	-
Total revenues	213,216	62,677

Disclosure of detailed information about geographic areas segment reporitng, by country [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Royalty interests, net
Canada	577,875	471,077
United States	120,611	22,941
South America	27,047	-
Africa	12,040	-
Rest of the World	32,957	750
	770,530	494,768
Stream interests, net
Canada	332,497	-
South America	173,591	-
Asia	78,665	-
United States	50,189	-
Rest of the World	65,136	-
	700,078	-
Offtake interests, net
Canada	48,919	-
Asia	26,147	-
Australia	12,606	-
South America	5,109	-
Rest of the World	12,383	-
	105,164	-

Royalty, stream and other interests, net	1,575,772	494,768